Quarterly Report
November 30, 2022
MFS®  Blended Research®
International Equity Fund
BRX-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 0.6%
Thales S.A.	28,479	$3,619,946
Alcoholic Beverages – 1.5%
Ambev S.A.	436,400	$1,338,798
Jiangsu Yanghe Brewery JSC Ltd., “A”	50,100	994,366
Kirin Holdings Co. Ltd.	382,400	6,034,540
		$8,367,704
Apparel Manufacturers – 3.9%
Burberry Group PLC	81,043	$2,138,873
Compagnie Financiere Richemont S.A.	61,928	8,237,728
LVMH Moet Hennessy Louis Vuitton SE	15,481	11,986,331
		$22,362,932
Automotive – 3.5%
BYD Co. Ltd.	102,000	$2,562,138
Hero MotoCorp Ltd.	47,942	1,689,741
Kia Corp.	17,669	931,136
Magna International, Inc.	81,428	5,015,150
Mahindra & Mahindra Ltd.	227,691	3,685,389
Maruti Suzuki India Ltd.	35,223	3,896,313
Stellantis N.V.	137,485	2,149,175
		$19,929,042
Brokerage & Asset Managers – 0.7%
Barclays PLC	942,065	$1,838,871
iA Financial Corp., Inc. (l)	39,387	2,222,116
		$4,060,987
Business Services – 1.6%
Eurofins Scientific SE	57,025	$4,001,968
Experian PLC	75,025	2,667,491
Serco Group PLC	1,080,301	2,265,701
		$8,935,160
Chemicals – 0.9%
Nutrien Ltd.	42,008	$3,376,192
OCI N.V.	44,223	1,875,743
		$5,251,935
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	41,485	$5,510,453
Dassault Systemes SE	105,062	3,941,765
NetEase.com, Inc., ADR	52,629	3,742,974
Wisetech Global Ltd.	36,620	1,456,236
		$14,651,428
Computer Software - Systems – 5.4%
Amadeus IT Group S.A. (a)	59,970	$3,265,038
Constellation Software, Inc.	3,797	6,121,154
Fujitsu Ltd.	39,000	5,295,696
Hitachi Ltd.	76,200	4,095,046
Hon Hai Precision Industry Co. Ltd.	1,450,000	4,761,521
Samsung Electronics Co. Ltd.	159,778	7,673,134
		$31,211,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.6%
Anhui Conch Cement Co. Ltd.	426,500	$1,549,394
Ibstock PLC	583,294	1,118,640
Zhejiang Supor Co. Ltd., “A”	140,367	903,462
		$3,571,496
Consumer Products – 1.2%
AmorePacific Corp.	27,992	$2,821,738
Kao Corp.	30,100	1,201,205
Reckitt Benckiser Group PLC	36,160	2,616,196
		$6,639,139
Consumer Services – 1.1%
Carsales.com Ltd.	125,970	$1,994,839
Persol Holdings Co. Ltd.	177,800	4,136,601
		$6,131,440
Containers – 0.4%
Brambles Ltd.	165,292	$1,352,622
Viscofan S.A.	18,765	1,175,611
		$2,528,233
Electrical Equipment – 1.5%
Schneider Electric SE	38,780	$5,751,015
Voltronic Power Technology Corp.	49,000	2,781,135
		$8,532,150
Electronics – 4.2%
ASML Holding N.V.	12,911	$7,853,389
Novatek Microelectronics Corp.	158,000	1,558,411
NXP Semiconductors N.V.	10,927	1,921,404
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	155,240	12,881,815
		$24,215,019
Energy - Independent – 0.2%
Canadian Natural Resources Ltd.	20,004	$1,194,306
Energy - Integrated – 5.1%
Cenovus Energy, Inc.	190,383	$3,786,006
China Petroleum & Chemical Corp.	9,452,000	4,487,506
Eni S.p.A.	560,967	8,327,192
LUKOIL PJSC (u)	35,153	0
Suncor Energy, Inc.	209,409	6,885,596
TotalEnergies SE (l)	97,079	6,064,193
		$29,550,493
Energy - Renewables – 0.2%
Daqo New Energy Corp., ADR (a)	24,035	$1,367,832
Entertainment – 0.3%
Lottery Corp. Ltd. (a)	481,120	$1,523,358
Food & Beverages – 1.5%
Gruma S.A.B. de C.V.	155,751	$1,944,103
Nestle S.A.	57,031	6,786,643
		$8,730,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 2.1%
BIM Birlesik Magazalar A.S.	362,011	$2,621,255
Loblaw Cos. Ltd.	62,590	5,648,758
Tesco PLC	1,379,140	3,827,762
		$12,097,775
Furniture & Appliances – 0.6%
Howden Joinery Group PLC	461,671	$3,275,770
Gaming & Lodging – 1.4%
Aristocrat Leisure Ltd.	188,177	$4,551,171
Tabcorp Holdings Ltd.	1,318,255	953,173
Whitbread PLC	74,118	2,355,128
		$7,859,472
General Merchandise – 0.3%
Dollarama, Inc.	27,226	$1,666,369
Insurance – 5.5%
China Pacific Insurance Co. Ltd.	2,798,200	$6,386,047
Fairfax Financial Holdings Ltd.	7,087	4,066,167
Manulife Financial Corp.	342,412	6,167,820
Ping An Insurance Co. of China Ltd., “H”	1,040,000	6,442,668
Samsung Fire & Marine Insurance Co. Ltd.	28,592	4,476,356
Tokio Marine Holding, Inc.	102,400	2,113,989
Zurich Insurance Group AG	4,081	1,976,213
		$31,629,260
Internet – 0.9%
Tencent Holdings Ltd.	134,200	$5,042,794
Leisure & Toys – 1.3%
Nintendo Co. Ltd.	72,200	$3,107,179
Sankyo Co. Ltd.	110,400	4,325,053
		$7,432,232
Machinery & Tools – 4.0%
Aalberts Industries N.V.	78,259	$3,147,145
Epiroc AB	191,876	3,735,922
GEA Group AG	185,677	7,495,632
Haitian International Holdings Ltd.	490,000	1,273,453
OSG Corp. (l)	212,300	3,033,426
Toromont Industries Ltd.	54,205	4,125,568
		$22,811,146
Major Banks – 10.0%
ABN AMRO Group N.V., GDR	193,461	$2,511,946
Bank of China Ltd.	4,117,000	1,466,547
Bank of Ireland Group PLC	329,925	2,721,651
BNP Paribas	184,548	10,448,186
BOC Hong Kong Holdings Ltd.	1,513,500	4,839,006
DBS Group Holdings Ltd.	336,400	8,746,904
Erste Group Bank AG	83,249	2,620,816
Industrial & Commercial Bank of China, “H”	2,257,000	1,137,788
National Australia Bank Ltd.	291,778	6,312,139
NatWest Group PLC	2,503,218	7,959,224
UBS Group AG	490,440	9,126,146
		$57,890,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
Sonic Healthcare Ltd.	175,911	$3,902,395
Medical Equipment – 0.4%
Olympus Corp.	110,800	$2,289,461
Metals & Mining – 4.0%
China Shenhua Energy Co. Ltd.	1,068,500	$3,299,807
Glencore PLC	1,365,472	9,237,581
Rio Tinto PLC	118,944	8,080,423
Vale S.A.	158,400	2,616,217
		$23,234,028
Natural Gas - Pipeline – 0.2%
APA Group	170,056	$1,302,472
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	579,294	$3,648,166
Other Banks & Diversified Financials – 4.2%
Chailease Holding Co.	453,250	$3,017,750
China Construction Bank Corp.	8,022,000	4,873,068
Credicorp Ltd.	16,448	2,525,590
Emirates NBD PJSC	347,228	1,252,558
Hana Financial Group, Inc.	79,701	2,730,646
KB Financial Group, Inc.	55,217	2,217,804
Komercní banka A.S.	95,107	2,838,483
Macquarie Group Ltd.	14,405	1,782,056
Sberbank of Russia PJSC (a)(u)	715,224	0
Tisco Financial Group PCL	1,017,600	2,813,441
		$24,051,396
Pharmaceuticals – 7.7%
Bayer AG	125,436	$7,251,269
Kalbe Farma Tbk PT	9,403,500	1,237,342
Kyowa Kirin Co. Ltd.	85,300	1,984,356
Novartis AG	20,069	1,789,272
Novo Nordisk A.S., “B”	43,004	5,383,657
Roche Holding AG	38,627	12,564,746
Sanofi	105,716	9,551,077
Santen Pharmaceutical Co. Ltd.	602,300	4,920,399
		$44,682,118
Printing & Publishing – 1.2%
Transcontinental, Inc., “A” (l)	129,073	$1,625,467
Wolters Kluwer N.V.	47,075	5,199,692
		$6,825,159
Railroad & Shipping – 0.8%
A.P. Moller-Maersk A/S	788	$1,719,323
Sankyu, Inc.	87,400	3,168,276
		$4,887,599
Real Estate – 1.4%
CapitaLand India Trusts IEU, REIT	1,635,400	$1,416,561
Emaar Properties PJSC	1,655,274	2,749,289
Goodman Group, REIT	130,535	1,724,936
LEG Immobilien SE	38,896	2,446,913
		$8,337,699

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.9%
Linde PLC	17,727	$5,904,794
Nitto Denko Corp.	64,000	4,053,211
Sumitomo Corp.	77,300	1,271,086
		$11,229,091
Specialty Stores – 2.7%
Alibaba Group Holding Ltd. (a)	341,700	$3,729,224
JD.com, Inc., “A”	86,545	2,464,611
JD.com, Inc., ADR	35,422	2,025,430
Walmart de Mexico S.A.B. de C.V.	970,252	3,858,077
ZOZO, Inc.	128,400	3,234,174
		$15,311,516
Telecommunications - Wireless – 3.0%
KDDI Corp.	218,300	$6,533,565
PT Telekom Indonesia	18,448,100	4,737,649
SoftBank Group Corp.	82,000	3,598,533
Vodafone Group PLC	2,356,184	2,618,015
		$17,487,762
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	191,384	$2,937,525
Tobacco – 2.5%
British American Tobacco PLC	183,958	$7,548,761
Imperial Brands PLC	67,700	1,739,066
Japan Tobacco, Inc.	251,700	5,150,904
		$14,438,731
Trucking – 0.9%
Yamato Holdings Co. Ltd.	305,300	$5,106,184
Utilities - Electric Power – 2.7%
CEZ A.S. (Czech Republic)	32,708	$1,123,977
E.ON SE	616,888	5,871,083
Energias do Brasil S.A.	359,601	1,470,460
Energisa S.A., IEU	421,000	3,513,640
Iberdrola S.A.	328,108	3,713,817
		$15,692,977
Total Common Stocks		$567,444,385
Preferred Stocks – 0.9%
Metals & Mining – 0.9%
Gerdau S.A.	855,700	$5,205,748
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	11,560	$11,560
Collateral for Securities Loaned – 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	3,487,209	$3,487,209

Other Assets, Less Liabilities – 0.1%		729,039
Net Assets – 100.0%		$576,877,941
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,560 and $576,137,342, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$74,652,884	$—	$74,652,884
United Kingdom	—	59,287,502	—	59,287,502
France	3,619,946	51,744,535	—	55,364,481
China	7,136,236	46,612,873	—	53,749,109
Canada	51,900,669	—	—	51,900,669
Switzerland	12,564,746	27,916,002	—	40,480,748
Australia	—	26,855,397	—	26,855,397
Taiwan	12,881,815	12,118,817	—	25,000,632
Germany	—	23,064,897	—	23,064,897
Other Countries	47,098,335	115,195,479	0	162,293,814
Mutual Funds	3,498,769	—	—	3,498,769
Total	$138,700,516	$437,448,386	$0	$576,148,902
For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2022, the fund held two level 3 securities valued at $0.
(2) Securities Lending Collateral
At November 30, 2022, the value of securities loaned was $4,823,760. These loans were collateralized by cash of $3,487,209 and U.S. Treasury Obligations (held by the lending agent) of $1,492,520.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,763,687	$46,976,322	$49,729,385	$1,211	$(275)	$11,560
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$34,475	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2022, are as follows:
Japan	12.9%
United Kingdom	10.3%
France	9.6%
China	9.3%
Canada	9.0%
Switzerland	7.0%
Australia	4.6%
Taiwan	4.3%
Germany	4.0%
Other Countries	29.0%

Supplemental Information (unaudited) – continued
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.